Foreign currency translation reserve - Reserve of disposal groups classified as held for sale (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Foreign currency translation reserve
Beginning balance	$ 2,106,737
Currency translation difference	(4,871,943)	$ (5,299,295)	$ (5,290,594)
Disposal of subsidiaries		1,931,774
Ending Balance	2,372,514	2,106,737
Reserve for disposal group held for sale
Foreign currency translation reserve
Beginning balance	2,106,737	(492,474)
Currency translation difference	265,777		953,002
Transfer from foreign currency translation reserve		866,512	(492,474)
Disposal of subsidiaries		779,697
Ending Balance	$ 2,372,514	$ 2,106,737	$ (492,474)